INCOME TAXES (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2021 EUR (€)
Operating Loss Carryforwards, Total					€ 57,872
Deferred Tax Assets, Operating Loss Carryforwards, Foreign					14,014
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration					56,407
U.S Subsidiary Taxable Net Income Subject to Lower Taxes with New Tax Law, Minimum | $			$ 100
Effective Income Tax Rate Reconciliation, at French Corporate Income Tax Rate, Percent		28.00%
Forecast [Member]
Effective Income Tax Rate Reconciliation, at French Corporate Income Tax Rate, Percent	25.00%
EDAP TMS S.A. [Member]
Operating Loss Carryforwards, Total					31,458
EDAP Technomed Inc. [Member]
Operating Loss Carryforwards, Total					23,097
Edap Technomed Co Ltd Japan [Member]
Operating Loss Carryforwards, Total					1,466
EDAP Technomed Italia S.R.L. [Member]
Operating Loss Carryforwards, Total					1,806
EDAP TMS GMBH [Member]
Operating Loss Carryforwards, Total					€ 45
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%
Foreign Tax Authority [Member] | Minimum | Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				15.00%
Foreign Tax Authority [Member] | Maximum | Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				39.00%